Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,707	$ 2,094
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	3,251	1,850
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	456	244
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,976	1,609
Modelled allowance account for credit losses of financial assets based on assumptions	2,725	1,325
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,976	1,609
Modelled allowance account for credit losses of financial assets based on assumptions	3,550	2,800
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,976	1,609
Modelled allowance account for credit losses of financial assets based on assumptions	$ 2,300	$ 1,050
Expected credit loss period	12 months